Note 5 - Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended March 31,
	2026		2025
	Revenue	% of revenue	Revenue	% of revenue
Revenue by geographic area
United States	$1,150	100%	$533	86%
Europe	-	0%	80	13%
Rest of the world	-	0%	7	1%
Total	$1,150	100%	$620	100%

Revenue by type
Products	$943	82%	$613	99%
Rentals	207	18%	7	1%
Total	$1,150	100%	$620	100%

	Year Ended December 31,
	2025		2024
	Revenue	% of revenue	Revenue	% of revenue
Revenue by geographic area
United States	$4,360	88%	$3,266	74%
Europe	580	12%	991	23%
Rest of the world	-	-%	134	3%
Total	$4,940	100%	$4,391	100%

Revenue by type
Products	$4,746	96%	$4,254	97%
Rentals	194	4%	137	3%
Total	$4,940	100%	$4,391	100%